CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash	$ 595,963	$ 532,206	$ 10,596
Security deposit	2,500	1,500	0
Prepaid Expense	26,161	1,200	862
Advance payment on related party lease, current	125,000	0
Total Current Assets	749,624	534,906	11,458
Advance payment on related party lease, net of current portion	41,666	0
Total Assets	791,290	534,906	11,458
Current Liabilities
Accounts payable and accrued liabilities	83,657	79,762	8,148
Accounts Payable - Related Party	9,590	10,921	1,000
Notes Payable	0	196,800	81,800
Accrued Interest	0	19,130	5,772
Derivative Liability	289,137	0
Total Current Liabilities	382,384	306,613	96,720
Notes Payable, Convertible, long term	1,375,000	450,000	0
Less discount	(586,458)	(172,476)	0
Notes Payable, Convertible, long term, net of discount	788,542	277,524	0
Total liabilities	1,170,926	584,137	96,720
Stockholders' Deficit
Common stock, par value $0.001 per shares; 525,000,000 shares authorized; 53,874,824 and 51,650,000 shares issued and outstanding	53,875	51,650	51,450
Unvested, issued common stock	(168,750)	0
Additional paid-in-capital	2,938,789	1,330,634	(26,450)
Deficit accumulated during the development stage	(3,203,550)	(1,431,515)	(110,262)
Total stockholders' deficit	(379,636)	(49,231)	(85,262)
Total liabilities and stockholders' deficit	$ 791,290	$ 534,906	$ 11,458